Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of significant accounting policies
Schedule of assets and liabilities measured at fair value on a recurring basis

				Fair value at
				December
As of December 31, 2023	Level 1	Level 2	Level 3	31, 2023
Prepayments and other current assets (Note 12)	—	113	—	113
Cryptocurrency	28,342	—	—	28,342
Assets	28,342	113	—	28,455

Accrued liabilities and other current liabilities (Note 12)	—	7,185	—	7,185
Preferred shares forward contract liability (Note 15)	—	—	40,344	40,344
Liabilities	—	7,185	40,344	47,529

				Fair value at
				December
As of December 31, 2024	Level 1	Level 2	Level 3	31, 2024
Prepayments and other current assets (Note 12)	—	253	—	253
Cryptocurrency receivable (Note 12)	—	69,582	—	69,582
Cryptocurrency	61,821	—	—	61,821
Assets	61,821	69,835	—	131,403

Accounts payable (Note 12)	—	2,595	—	2,595
Accrued liabilities and other current liabilities (Note 12)	—	7,563	—	7,563
Convertible preferred shares (Note 15)	—	—	68,113	68,113
Long-term loans (Note 12)	—	13,999	—	13,999
Liabilities	—	24,157	68,113	92,270

Schedule of cash and cash equivalents

	As of December 31,
	2023	2024
US dollar denominated bank deposits with financial institutions in the U.S.	9,390	21,932
Financial institutions in the PRC
RMB denominated bank deposits	10,098	13,946
US dollar denominated bank deposits	37,170	2,144
Others denominated bank deposits	32	55
Subtotal	47,300	16,145
Financial institutions in Singapore
US dollar denominated bank deposits	37,105	51,027
SGD denominated bank deposits	1,290	2,970
RMB denominated bank deposits	7	6
Subtotal	38,402	54,003
Bank deposits with other overseas financial institutions	1,062	4,408
Total	96,154	96,488

Schedule of estimated useful lives

Leasehold improvements	the shorter of their useful lives and the lease terms
Computers and electronic equipment	3 to 5 years
Mechanical equipment	5 years
Mining equipment	1.5 years
Motor vehicles	5 years
Software	3 years

Schedule of revenue segregated by geographic region

	For the Years Ended December 31,
Geographic region	2022	2023	2024
United States of America	93,921	28,101	70,986
Mainland China	18,267	115,526	68,165
The United Arab Emirates	—	343	41,450
Ethiopia	—	1,337	32,578
Hong Kong Special Administrative Region	—	17,360	13,281
Malaysia	119,337	15,326	10,099
Kazakhstan	57,546	24,571	7,747
Canada	18,271	259	6,548
Netherland	—	2	6,083
Singapore	41	43	5,249
Georgia	28	—	2,094
Paraguay	3	610	1,437
Thailand	2,774	3,701	555
Indonesia	215,198	300	147
Australia	60,379	9	22
Cyprus	36,230	7	1
Other countries or regions	27,938	3,982	2,882
Total	651,526	211,477	269,324